Equity	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023
Equity [Abstract]
Equity

Note 16 — Equity

In connection with the Merger, the Company adopted its amended and restated certificate of incorporation and amended and restated bylaws. The amended and restated certificate of incorporation authorizes the issuance of preferred stock, Class A Common Stock and Class B Common Stock.

Common Stock

The Company is authorized to issue 285,000,000 shares of Class A Common Stock and 5,000,000 shares of Class B Common Stock. Holders of Class A and Class B common stock are each entitled to receive ratably any dividends or distributions as may be declared from time to time by the board of directors. Each class of common stock is subordinate to the Company’s preferred stock with respect to rights upon liquidation of the Company. Neither class of common stock is redeemable at the option of the holders. The holders of Class A and Class B common stock are entitled to vote together as a single class, with each holder of outstanding shares of Class A Common Stock entitled to one vote for each share of Class A Common Stock and each holder of outstanding shares of Class B Common Stock entitled to ten votes for each share of Class B Common Stock. Holders of shares of Class B Common Stock may elect at any time to convert each outstanding share of Class B Common Stock into one share of Class A Common Stock. Shares of Class B Common Stock are also subject to automatic conversion into shares of Class A Common Stock upon the occurrence of certain events or, if not previously converted, upon the seventh anniversary of the Closing.

During the three months ended December 31, 2023, Legacy Mobix sold 482,171 shares of its common stock at various dates in private placements for net proceeds of $3,286. In connection with the issuance of these shares, Legacy Mobix also granted one investor a warrant to purchase 27,413 shares of common stock at a price of $0.01 per share. The warrant is immediately exercisable and has a term of one year. The Company determined the warrant to be a freestanding equity instrument with no subsequent remeasurement. The Company determined the amount recognized within additional paid-in capital by allocating the proceeds received among the shares of common stock and the warrant issued based on their relative fair values.

During the three months ended December 31, 2022, the Company sold 773,889 shares of its common stock at various dates in private placements for net proceeds of $5,295.

As of December 31, 2023, the number of shares of Class A Common Stock available for issuance under the Company’s amended and restated articles of incorporation were as follows:

Authorized number of shares of Class A Common Stock	285,000,000
Class A Common Stock outstanding	23,544,492
Reserve for conversion of Class B Common Stock	2,254,901
Reserve for exercise of the Public Warrants and Private Warrants	9,000,000
Reserve for exercise of other common stock warrants outstanding or issuable	3,295,020
Shares issuable under PIPE make-whole provision	1,052,030
Reserve for earnout shares	3,500,000
Stock options and RSUs outstanding	9,513,647
Awards available for grant under 2023 Equity Incentive Plan	2,290,183
Awards available for grant under 2023 Employee Stock Purchase Plan	858,935
Common stock available for issuance	229,690,792

Preferred Stock

In connection with the Merger, all outstanding shares of Legacy Mobix Founders Redeemable Convertible Preferred Stock and Series A Redeemable Convertible Preferred Stock were cancelled and converted into 2,254,901 shares of the Company’s Class B Common Stock.

The amended and restated certificate of incorporation authorizes the Company to issue 10,000,000 shares of preferred stock, par value $0.00001, and the Company’s board of directors is authorized to designate one or more series of preferred stock, to fix the number of shares constituting any such series of preferred stock, and the powers, preferences and rights of any such series of preferred stock. Through December 31, 2023, the board of directors had not designated any such series of preferred stock and the Company had not issued any shares of preferred stock. As of December 31, 2023 no shares of preferred stock were outstanding.

The Company has never declared or paid any dividends on any class of its equity securities, and does not expect to do so in the near future.

Note 14 — Equity

Common Stock

The Company is authorized to issue 57,400,000 shares of common stock. The common stock is entitled to one vote per share. Holders of common stock are entitled to receive any dividends as may be declared from time to time by the board of directors. Common stock is subordinate to the Series A Redeemable Convertible Preferred Stock and pari passu with Founders Redeemable Convertible Preferred Stock with respect to rights upon liquidation of the Company. The common stock is not redeemable at the option of the holders.

During the year ended September 30, 2023, the Company sold 1,958,312 shares of its common stock at various dates in private placements for net proceeds of $13,396. In connection with the issuance of these shares, the Company also granted two investors warrants to purchase an aggregate of 605,000 shares of the Company’s common stock at a price of $0.01 per share. The warrants are immediately exercisable and have terms ranging from one to two years. The Company determined the warrants to be free-standing equity instruments with no subsequent remeasurement. The Company determined the amount recognized within additional paid-in capital by allocating the proceeds received among the shares of common stock and the warrant issued based on their relative fair values. During the year ended September 30, 2023, one of these investors exercised a warrant to purchase 560,000 shares of the Company’s common stock, for proceeds of $6.

During the year ended September 30, 2022, the Company sold 1,460,644 shares of its common stock at various dates in private placements for net proceeds of $9,764. Also during the year ended September 30, 2022, the Company issued 1,266,892 shares of its common stock as consideration for the fiscal 2021 acquisition of certain assets of Cosemi Technologies, Inc. (“Cosemi”).

The Company typically sells shares of its common stock to investors pursuant to a subscription agreement. In some cases, shares of common stock are issued before the cash investment is received. In such cases, the Company recognizes a receivable for issuance of common stock in the balance sheets. As of September 30, 2023 and 2022, the Company had receivables of $0 and $117, respectively, for the issuance of common stock to unaffiliated investors. The receivables for issuance of common stock as of September 30, 2022 were collected in October and November 2022, in each case prior to the issuance of the financial statements.

As of September 30, 2023, the number of shares of common stock available for issuance under the Company’s amended and restated articles of incorporation were as follows:

Authorized number of shares of common stock	57,400,000
Common stock outstanding	16,692,175
Reserve for conversion of Founders Redeemable Convertible Preferred Stock	600,000
Reserve for conversion of Series A Redeemable Convertible Preferred Stock	2,000,000
Reserve for exercise of common stock warrants	700,388
Stock options and RSUs outstanding under equity incentive plans	6,115,178
Awards available for grant under equity incentive plans	12,068,156
Common stock available for issuance	19,224,103

Redeemable Convertible Preferred Stock

The Company is authorized to issue an aggregate of 2,600,000 shares of redeemable convertible preferred stock, of which 600,000 shares are designated as Founders Redeemable Convertible Preferred Stock and 2,000,000 shares are designated as Series A Redeemable Convertible Preferred Stock.

Significant rights and preferences of the redeemable convertible preferred stock are as follows:

Dividends — The holders of redeemable convertible preferred stock are entitled to receive, on a pari passu and pro rata basis with the common stock, such dividends as may be declared by the board of directors, out of any assets of the Company legally available.

Liquidation rights — In the event of the voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders of Series A Redeemable Convertible Preferred Stock shall be entitled to be paid out of the assets and funds of the Company available for distribution to stockholders, before any payment shall be made to the holders of common stock and Founders Redeemable Convertible Preferred Stock, an amount equal to the greater of the Series A original issue price of $1.38 per share, or such amount as would have been payable had all shares of redeemable convertible preferred stock been converted into common stock immediately prior to such liquidation, dissolution or winding up. After the payment of all preferential amounts required to be paid to the holders of Series A Redeemable Convertible Preferred Stock, the remaining assets and funds of the Company available for distribution to stockholders shall be distributed to the holders of the Founders Redeemable Convertible Preferred Stock and common stock on a pari passu and pro rata basis based on the number of shares held by each holder as if all such shares had been converted to common stock.

Conversion — Each share of redeemable convertible preferred stock is convertible at any time, at the option of the holder, into such number of common stock shares as determined by dividing the original issuance price for a share by the conversion price then in effect. Each share of Founders Redeemable Convertible Preferred Stock and Series A Redeemable Convertible Preferred Stock would convert into common stock on a one-for-one basis.

Each share of Series A Redeemable Convertible Preferred Stock shall automatically be converted into shares of common stock at the then effective conversion rate upon (i) the closing of the sale of the Company’s common stock in an underwritten public offering registered under the Securities Act of 1933 other than a registration relating solely to a transaction under Rule 145 under such Act; (ii) election by a majority of the then-outstanding shares of Series A Redeemable Convertible Preferred Stock; or (iii) certain transfer of shares of Series A Redeemable Convertible Preferred Stock, but only with respect to such transferred shares.

Voting — Each holder of shares of redeemable convertible preferred stock is entitled to ten votes and shall have voting rights and powers equal to the voting rights and powers of the common stock. The Company’s board of directors is comprised of seven directors, of which four shall be elected by the holders of the Founders Redeemable Convertible Preferred Stock and three of which shall be elected by the holders of the redeemable convertible preferred stock and common stock voting together as a single class.

Redemption — In the event any subsequent class or series of capital stock of the Company is redeemable, the Series A Redeemable Convertible Preferred Stock and Founders Redeemable Convertible Preferred Stock shall be redeemable at the same time, upon the same terms and conditions and on a pari passu basis along with such subsequent class or series. The Company determined such potential redemption is not solely within the Company’s control. As a result, all shares of Series A Redeemable Convertible Preferred Stock and Founders Redeemable Convertible Preferred Stock have been classified outside of stockholders’ deficit on the balance sheets. The carrying values of the Company’s Series A Redeemable Convertible Preferred Stock and Founders

Redeemable Convertible Preferred Stock have not been accreted to their redemption values as these events are not considered probable of occurring. Subsequent adjustments of the carrying values to redemption values will be made only if and when it becomes probable the preferred shares will become redeemable.

The numbers of shares of the Company’s redeemable convertible preferred stock outstanding and the related conversion prices and liquidation preferences as of September 30, 2023 are as follows:

	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Per Share Conversion Price	Aggregate Liquidation Preference	Carrying Value
Founders Redeemable Convertible Preferred Stock	600,000	588,235	$0.00001	$0.00001	$—	$—
Series A Redeemable Convertible Preferred Stock	2,000,000	1,666,666	$1.38	$1.38	2,300	2,300
Total	2,600,000	2,254,901			$2,300	$2,300

Warrants

In September 2022, the Company issued a warrant to purchase 200,000 shares of its common stock at $3.00 per share in connection with a sale of shares of the Company’s common stock to an outside investor. The warrant is immediately exercisable and expires one year from the issuance date. The Company determined the warrant to be a free-standing equity instrument with no subsequent remeasurement. The Company determined the amount recognized within additional paid-in capital by allocating the proceeds received among the shares of common stock and the warrant issued based on their relative fair values. The Company valued the warrant using the Black-Scholes option pricing model with the following assumptions: expected volatility of 51.9%; no expected dividend yield; risk-free interest rate of 3.3%; and a contractual term of one year. The warrant was cancelled in October 2022.

In October and December 2022, the Company issued warrants to purchase an aggregate of 300,000 shares of its common stock at $3.00 per share to non-service providers. In December 2022, the holders exercised these warrants and purchased 300,000 shares of the Company’s common stock for cash proceeds of $900.

In December 2022, the Company issued a warrant to purchase 400,000 shares of its common stock at $3.00 per share to a service provider. The Company valued the warrant using the Black-Scholes option pricing model with the following assumptions: expected volatility of 52.7%; no expected dividend yield; risk-free interest rate of 3.6%; and a contractual term of one year. The $1,598 fair value of the warrant was recognized in selling, general and administrative expenses in the statements of operations and comprehensive loss. Effective March 2023, the warrant was cancelled.

In May 2023, the Company issued a service provider a warrant to purchase 500,000 shares of its common stock at $0.01 per share. The warrant is immediately exercisable and has a two-year term. The Company valued the warrant using the Black-Scholes option pricing model with the following assumptions: expected volatility of 53.8%; no expected dividend yield; risk-free interest rate of 4.1%; and a contractual term of two years. The $3,415 fair value of the warrant was recognized in selling, general and administrative expenses in the statements of operations and comprehensive loss. In June 2023, the service provider partially exercised the warrant and purchased 260,000 shares of the Company’s common stock for proceeds to the Company of $3.

In September 2023, the Company issued a service provider a warrant to purchase 50,000 shares of its common stock at $0.01 per share. The warrant is immediately exercisable and has a one-year term. The Company valued the warrant using the Black-Scholes option pricing model with the following assumptions: expected volatility of 54.1%;

no expected dividend yield; risk-free interest rate of 5.4%; and a contractual term of one year. The $406 fair value of the warrant was recognized in selling, general and administrative expenses in the statements of operations and comprehensive loss.

As of September 30, 2023, warrants to purchase an aggregate of 700,388 shares of the Company’s common stock at prices per share ranging from $0.01 to $6.84 were outstanding. The warrants expire at various dates through May 2025.